Victory Tax Exempt Long-Term Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	66 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025 [1]	Dec. 31, 2025
Bloomberg Municipal Bond Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.25%	0.80%		2.34%
Lipper General & Insured Municipal Debt Funds Index reflects no deduction for taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	3.43%	0.77%		2.38%
Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent	3.25%	0.67%		2.30%
Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.25%	0.67%		2.29%
Fund Shares | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	3.46%	1.28%		2.57%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	3.38%	0.71%	1.47%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	0.80%	0.03%		1.85%

[1]	Inception date of Institutional Shares is June 29, 2020.